Disclosure of material accounting policy information: Description of accounting policy for share-based payment transactions (Policies)	12 Months Ended
Jan. 31, 2025
Policies
Description of accounting policy for share-based payment transactions

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods.  Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the share-based payment reserve. The fair values of the instruments are determined using the Black–Scholes Option Pricing Model. The number of the instruments expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the instruments granted shall be based on the number of the instruments that eventually vest.